Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Prenetics Global Limited
Entity Filer Category	Accelerated Filer
Entity File Number	001-41401
Entity Well-known Seasoned Issuer	No
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	Unit 701-706, K11 Atelier King’s Road
Entity Address, Address Line Two	728 King’s Road
Entity Central Index Key	0001876431
Entity Address, Country	HK
Entity Address, City or Town	Quarry Bay
Entity Incorporation, State or Country Code	E9
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Entity Common Stock, Shares Outstanding	136,983,110
Trading Symbol	PRE
Entity Address, Postal Zip Code	000000
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Auditor Name	KPMG
Auditor Firm ID	1181
Auditor Location	Hong Kong
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Unit 701-706, K11 Atelier King’s Road
Entity Address, Address Line Two	728 King’s Road
Entity Address, Country	HK
Entity Address, City or Town	Quarry Bay
City Area Code	852
Local Phone Number	2210-9588
Entity Address, Postal Zip Code	000000
Contact Personnel Name	Stephen Lo, Chief Financial Officer
Contact Personnel Email Address	stephen.lo@prenetics.com
Warrants [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants
Trading Symbol	PRENW